Note 11 - Right-of-Use Assets and Finance Lease Liabilities (Details Textual) - USD ($) $ in Thousands					4 Months Ended	12 Months Ended
	Jul. 12, 2019	Jan. 01, 2019	Jun. 19, 2017	Jul. 15, 2016	Apr. 30, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	May 31, 2019
Sale Leaseback Transaction, Historical Cost						$ 452,564
Finance Lease, Right-of-Use Asset, Amortization						7,096	$ 11,298	$ 13,764
Sale Leaseback Transaction, Accumulated Depreciation						27,731	20,635
Sale Leaseback Transaction, Net Book Value, Total						199,098	188,429
Finance Lease Liability, Excluding Financing Costs						133,535
Finance Lease, Interest Expense						$ 5,626	$ 15,112	$ 21,402
Reclassification from Prepaid Lease Rentals to Right-of-use Assets [Member]
Current Period Reclassification Adjustment		$ 42,919
Reclassification from Deferred Gain, Net to Right-of-use Assets [Member]
Current Period Reclassification Adjustment		$ 3,557
Adele Shipping Co Loan Agreement [Member] | Loans Payable [Member]
Proceeds from Issuance of Debt	$ 68,000
Sale Leaseback Transactions Regarding the Vessels MSC Azov, MSC Ajaccio and MSC Amalfi [Member]
Sale Leaseback Transaction, Term (Year)					10 years
Vessel's sale and leaseback price					$ 85,572
Sale Leaseback Transactions Regarding Vessels MSC Athens and MSC Athos [Member]
Sale Leaseback Transaction, Term (Year)				7 years
Sale and Leaseback Transaction, Additional Amount									$ 12,000	$ 12,000
Sale Leaseback Transactions Regarding the Vessels Leonidio and Kyparissia [Member]
Sale Leaseback Transaction, Term (Year)			7 years